Schedule of Investments(a)
July 31, 2022
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–96.82%
Aerospace & Defense–3.35%
BWX Technologies, Inc.	425,000	$24,089,000
Huntington Ingalls Industries, Inc.	160,400	34,781,136
		58,870,136
Auto Parts & Equipment–1.91%
Dana, Inc.(b)	1,995,600	33,446,256
Biotechnology–1.01%
Horizon Therapeutics PLC(c)	212,800	17,656,016
Construction & Engineering–5.66%
AECOM	763,600	54,979,200
HOCHTIEF AG (Germany)(b)	201,900	10,803,039
MasTec, Inc.(b)(c)	425,400	33,576,822
		99,359,061
Construction Machinery & Heavy Trucks–0.74%
Oshkosh Corp.(b)	150,646	12,970,621
Distributors–1.58%
LKQ Corp.	506,429	27,772,566
Diversified Chemicals–1.96%
Huntsman Corp.	1,190,200	34,468,192
Diversified Metals & Mining–0.53%
Teck Resources Ltd., Class B (Canada)	316,100	9,290,179
Electric Utilities–0.77%
NRG Energy, Inc.	357,200	13,484,300
Electrical Components & Equipment–1.58%
nVent Electric PLC	700	24,717
Vertiv Holdings Co.(b)	2,428,814	27,737,056
		27,761,773
Electronic Manufacturing Services–4.90%
Flex Ltd.(c)	2,998,723	50,378,547
Jabil, Inc.(b)	600,900	35,657,406
		86,035,953
Food Distributors–2.92%
Performance Food Group Co.(c)	387,154	19,245,425
US Foods Holding Corp.(c)	1,014,342	31,951,773
		51,197,198
Forest Products–0.00%
Louisiana-Pacific Corp.	900	57,267
Gold–0.86%
Yamana Gold, Inc. (Brazil)	3,148,700	15,050,786
Health Care Distributors–0.99%
Henry Schein, Inc.(c)	219,400	17,295,302
Health Care Facilities–3.95%
Encompass Health Corp.	720,788	36,486,288
Universal Health Services, Inc., Class B	291,910	32,831,118
		69,317,406
Shares		Value
Health Care Services–4.56%
Cigna Corp.	176,400	$48,573,504
Enhabit, Inc.(b)(c)	360,394	6,310,499
Fresenius Medical Care AG & Co. KGaA (Germany)	681,400	25,178,611
		80,062,614
Hotels, Resorts & Cruise Lines–0.69%
Hilton Grand Vacations, Inc.(c)	4,117	167,850
Travel + Leisure Co.(b)	277,333	11,955,826
		12,123,676
Household Products–1.70%
Spectrum Brands Holdings, Inc.(b)	429,000	29,832,660
Human Resource & Employment Services–1.19%
ManpowerGroup, Inc.	265,626	20,827,735
Independent Power Producers & Energy Traders–1.83%
Vistra Corp.(b)	1,242,800	32,126,380
Industrial Machinery–3.75%
Crane Holdings Co.(b)	315,873	31,249,316
Timken Co. (The)(b)	528,282	34,539,077
		65,788,393
Integrated Oil & Gas–1.84%
Shell PLC, ADR (Netherlands)	603,700	32,225,506
Investment Banking & Brokerage–1.85%
Goldman Sachs Group, Inc. (The)	97,200	32,405,508
Managed Health Care–6.07%
Centene Corp.(b)(c)	556,921	51,776,945
Elevance Health, Inc.	53,700	25,620,270
Molina Healthcare, Inc.(c)	89,000	29,167,080
		106,564,295
Oil & Gas Exploration & Production–12.60%
APA Corp.	902,000	33,527,340
ARC Resources Ltd. (Canada)	2,711,000	38,022,381
Diamondback Energy, Inc.	218,587	27,983,508
EQT Corp.	576,300	25,374,489
Ovintiv, Inc.(b)	743,600	37,990,524
Pioneer Natural Resources Co.	158,458	37,546,623
Southwestern Energy Co.(c)	2,938,900	20,748,634
		221,193,499
Oil & Gas Refining & Marketing–3.49%
HF Sinclair Corp.(b)	616,700	29,490,594
Phillips 66	356,900	31,764,100
		61,254,694
Oil & Gas Storage & Transportation–1.66%
New Fortress Energy, Inc.(b)	594,100	29,093,077
Other Diversified Financial Services–1.31%
Apollo Global Management, Inc.	402,789	22,999,252

See accompanying notes which are an integral part of this schedule.
Invesco American Value Fund

Shares		Value
Paper Packaging–0.47%
Sealed Air Corp.	135,900	$8,306,208
Regional Banks–4.86%
Huntington Bancshares, Inc.	3,111,570	41,352,765
PacWest Bancorp	449,953	12,612,183
Webster Financial Corp.	672,700	31,246,915
		85,211,863
Research & Consulting Services–7.08%
CACI International, Inc., Class A(b)(c)	122,562	37,049,267
Jacobs Engineering Group, Inc.	249,900	34,311,270
KBR, Inc.(b)	991,000	52,750,930
Science Applications International Corp.	900	87,183
		124,198,650
Restaurants–1.29%
Restaurant Brands International, Inc. (Canada)	423,158	22,685,500
Semiconductors–0.84%
Skyworks Solutions, Inc.	134,900	14,687,912
Specialty Chemicals–1.31%
Axalta Coating Systems Ltd.(c)	909,500	22,937,590
Element Solutions, Inc.	900	17,784
		22,955,374
Thrifts & Mortgage Finance–0.00%
MGIC Investment Corp.	900	12,726
Radian Group, Inc.	900	20,133
		32,859
Trading Companies & Distributors–5.72%
AerCap Holdings N.V. (Ireland)(c)	2,500	112,150
Air Lease Corp.(b)	1,011,000	37,518,210
Shares		Value
Trading Companies & Distributors–(continued)
Univar Solutions, Inc.(c)	1,602,200	$43,323,488
WESCO International, Inc.(c)	151,900	19,418,896
		100,372,744
Total Common Stocks & Other Equity Interests (Cost $1,676,659,219)		1,698,981,411
Money Market Funds–4.82%
Invesco Government & Agency Portfolio, Institutional Class, 1.71%(d)(e)	27,727,984	27,727,984
Invesco Liquid Assets Portfolio, Institutional Class, 1.67%(d)(e)	25,126,815	25,126,815
Invesco Treasury Portfolio, Institutional Class, 1.66%(d)(e)	31,689,125	31,689,125
Total Money Market Funds (Cost $84,539,259)		84,543,924
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-101.64% (Cost $1,761,198,478)		1,783,525,335
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–9.18%
Invesco Private Government Fund, 1.77%(d)(e)(f)	45,136,710	45,136,710
Invesco Private Prime Fund, 1.89%(d)(e)(f)	116,065,827	116,065,827
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $161,202,537)		161,202,537
TOTAL INVESTMENTS IN SECURITIES–110.82% (Cost $1,922,401,015)		1,944,727,872
OTHER ASSETS LESS LIABILITIES—(10.82)%		(189,876,130)
NET ASSETS–100.00%		$1,754,851,742
Investment Abbreviations:
ADR	– American Depositary Receipt
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at July 31, 2022.
(c)	Non-income producing security.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2022.

	Value April 30, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value July 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$27,522,084	$56,800,240	$(56,594,340)	$-	$-	$27,727,984	$69,183
Invesco Liquid Assets Portfolio, Institutional Class	24,976,463	40,571,600	(40,424,527)	2,426	853	25,126,815	48,008
Invesco Treasury Portfolio, Institutional Class	31,453,810	64,914,560	(64,679,245)	-	-	31,689,125	49,401
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	35,753,915	109,463,968	(100,081,173)	-	-	45,136,710	100,513*
Invesco Private Prime Fund	81,914,979	275,215,827	(241,068,147)	(2,618)	5,786	116,065,827	291,659*
Total	$201,621,251	$546,966,195	$(502,847,432)	$(192)	$6,639	$245,746,461	$558,764

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

See accompanying notes which are an integral part of this schedule.
Invesco American Value Fund

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco American Value Fund

Notes to Quarterly Schedule of Portfolio Holdings
July 31, 2022
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$1,662,999,761	$35,981,650	$—	$1,698,981,411
Money Market Funds	84,543,924	161,202,537	—	245,746,461
Total Investments	$1,747,543,685	$197,184,187	$—	$1,944,727,872
Invesco American Value Fund